PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

HIGH YIELD MUNICIPAL FUND

U.S. TREASURY INDEX FUND

SUPPLEMENT DATED APRIL 10, 2025 TO PROSPECTUS AND SAI DATED JULY 31, 2024, AS SUPPLEMENTED

As previously disclosed, the High Yield Municipal Fund and the U.S. Treasury Index Fund (each a “Fund”) have been liquidated and terminated. Accordingly, all references to each Fund in the Northern Funds’ Statutory Prospectus and SAI are hereby deleted.

Please retain this Supplement with your Prospectus and SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT PRO&SAI BTIAX&NHYMX (4/25)